Schedule of Outstanding Foreign Exchange Contracts (Detail) (Foreign Exchange Forwards, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011
Short-term cross-currency intercompany loans
Derivative Instruments [Line Items]
Effective Date	Varies
Maturity Date	Varies
Notional Amount	$ 79	$ 120
Merchandise purchases
Derivative Instruments [Line Items]
Effective Date	Varies
Maturity Date	Varies
Notional Amount	$ 0	$ 171